SELECTED STATEMENT OF OPERATIONS DATA - Schedule of Geographical Revenues Classified by Geographical Location of the Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,457	$ 21,446	$ 21,612
Total	19,457	21,446	21,612
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,425	11,402	11,633
The Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,687	8,508	7,897
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	948	1,061	920
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 397	$ 475	$ 1,162